Stock-Based Incentive Plans (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available term to purchase common stock from the date of grant in years	10
Stock-based compensation expense	$ 15	$ 15	$ 5
Stock-based compensation expense, related tax benefits	5	6	2
Compensation cost related to nonvested awards not yet recognized	16
Compensation cost related to nonvested awards not yet recognized, weighted-average period	2.2
Sunoco Logistics Partners L.P. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		5	5
SunCoke Energy, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based incentive plans, minimum maturity period	3 year
Performance-based awards, target	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based incentive plans, maximum maturity period	10 year
Performance-based awards, target	150.00%
LTPEP II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of shares of common stock available for awards	8,000,000
Shares of common stock available for awards	1,324,985
LTPEP III [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of shares of common stock available for awards	3,500,000
Shares of common stock available for awards	2,988,710